STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Under the Company’s stock option plan (the “Plan”), options may be granted to officers, directors, employees and non-employee consultants of the Company. Each option granted under the Plan expires no later than 10 years from the date of grant. The options vest usually over four years from commencement of employment or services. Any options, which are forfeited or not exercised before expiration, become available for future grants.
A summary of the employees’ stock option activity is as follows:

(Unaudited)	Number of options	Weighted-average exercise price	Remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2020	9,112,121	$0.49	7.20	$3,100
Granted	1,109,750	3.76
Exercised	(1,899,793)	0.29
Forfeited	(163,330)	1.18
Expired	(47,943)	0.79
Outstanding at September 30, 2021	8,110,805	$0.97	5.86	$65,412
Exercisable at September 30, 2021	4,867,399	$0.50	4.50	$41,511
A summary of the consultants’ stock option activity under the Plan is as follows:

(Unaudited)	Number of options	Weighted-average exercise price	Remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2020	762,248	$0.68	6.32	$213
Granted	154,502	3.76
Exercised	(201,799)	1.67
Forfeited	(20,625)	0.82
Outstanding at September 30, 2021	694,326	$1.08	6.46	$5,523
Exercisable at September 30, 2021	469,659	$0.78	5.72	$3,876
As of September 30, 2021, the Company had approximately $4,537 of total unrecognized compensation cost related to non-vested stock-based compensation. That cost is expected to be recognized over a weighted-average period of 2.62 years.
A summary of the employees’ stock option activity under the Plan for the nine months ending September 30, 2021 (unaudited) and 2020 (unaudited) is as follows:

	Nine months ended September 30,
	2021	2020
	Unaudited	Unaudited
Cost of goods sold	$34	$10
Research and development	319	113
Sales and marketing	400	261
General and administrative	1,285	33
Total	$2,038	$417
In connection with the options granted to service providers and non-employee consultants, during the nine months ended September 30, 2021 (unaudited) and 2020 (unaudited), the Company recorded stock compensation expenses in the amount of $273 and $40, respectively. Majority of these expenses were recorded in general and administrative expenses.
In the nine months ended September 30, 2021, the Company’s Board approved an amendment of two awards granted to the Company’s founders Mr. Zvika Netter, and Mr. Tal Chalozin (“Founders Awards”). According to amendments the Founders Awards will vest over three years (four years originally), with 75% of the options vesting upon expiration of one year from the original commencement date of April 1, 2020 and the remaining 25% of the options vesting ratably on a quarterly basis over the following 24 months. In addition, upon a consumption of the transaction as defined by the Plan, if the founders are terminated or leave for “good reason” within 12 months, the remaining unvested awards would vest. In addition, the amendment also included a provision in which any termination of employment (whether by the Company or by the founder), 50% of his unvested award will vest immediately. The amendments were accounted for as a modification. The Company determined that the amendments did not result in an increase in the fair value of the award. The modified vesting conditions resulted in an additional expense of $623.
In April 2021, the Company’s Board approved a transaction in which the Company granted $1,199 and received a secured full recourse promissory note in the total aggregate amount of $1,199, with Mr. Zvika Netter, and Mr. Tal Chalozin (the “Founders Promissory Note”). On June 7, 2021, Innovid granted Mr. Netter a loan in the amount of $1,076 pursuant to the Founder Promissory Note (“Zvika Netter Loan”). On June 23, 2021, Innovid granted Mr. Chalozin a loan in the amount of $123 pursuant to the Found Promissory Note (the “Tal Chalozin Loan”, together with Zvika Netter Loan the “Founders Loans”). The principal balances together with accrued interest is due and payable in full on the seventh anniversary of the date of the loans. The rate is 0.89% per annum, compound annually and is not less than the current minimum annual mid-term applicable federate rate established pursuant to Section 1274(d) of the Internal Revenue Code of 1986, as amended. Repayment of principal and interest may be made at any time without penalty. In addition, $740 of the Founders Loans was immediately used to exercise fully vested options held by the founders.
The Founders Loans are expected to be repaid in full in connection with Closing. This loan represents a recourse note as the Company has a contractual full recourse right against any real, personal, tangible or intangible assets of the Borrowers and intends to so if the loans amount will not be repaid in full.
The amount of $459 from the Founders Loans was not used by the founders to exercise stock options.
Under ASC 718, when a grantee purchases shares in exchange for a recourse loan, the exercise is considered to be a substantive exercise. A recourse note receivable for the issuance of equity should be presented in accordance with the guidance in ASC 505-10-45 as a component of equity; Thus, the Company recognized the note receivable for the purchase of shares as a component of additional paid in capital. The amount was discounted to its fair value and additional stock-based compensation expense in the amount of $47 was recorded predominantly in general and administrative expenses.
The amount of the loan not used to exercise stock options in the amount of $459 was accounted for as a standard loan and is presented as a non-current asset in these unaudited condensed consolidated financial statements.
STOCK-BASED COMPENSATION
Under the Company’s stock option plan (the “Plan”), options may be granted to officers, directors, employees and non-employee consultants of the Company. Each option granted under the Plan expires no later than 10 years from the date of grant. The options vest usually over four years from commencement of employment or services. Any options, which are forfeited or not exercised before expiration, become available for future grants.
A summary of the employees’ stock option activity under the Plan for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	6,721,339	$0.58	7.30	$1,758
Granted	3,698,500	0.82
Forfeited	(814,952)	0.85
Expired	(413,678)	0.55
Exercised	(79,088)	0.68
Outstanding at end of year	9,112,121	$0.49	7.20	$3,100
Exercisable options at end of year	4,567,670	$0.50	4.80	$2,301

	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	5,474,026	$0.52	7.42	$1,920
Granted	1,765,665	0.85
Forfeited	(213,705)	0.82
Expired	(144,386)	0.74
Exercised	(160,261)	0.62
Outstanding at end of year	6,721,339	$0.58	7.30	$1,758
Exercisable options at end of year	4,274,687	$0.45	6.02	$1,725
A summary of the consultants’ stock option activity under the Plan for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	722,248	$0.57	5.30	$201
Granted	340,000	0.53
Expired	(150,000)	0.16
Exercised	(150,000)	0.16
Outstanding at end of year	762,248	$0.68	6.32	$213
Exercisable options at end of year	491,205	$0.65	5.20	$170

	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	682,248	$0.52	9.50	$1,920
Granted	40,000	0.85
Outstanding at end of year	722,248	$0.57	5.30	$201
Exercisable options at end of year	586,622	$—	4.56	$197
The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable stock options and the fair value of the Company’s common stocks as of December 31, 2020. The weighted-average fair value of options granted during the years ended December 31, 2020 and 2019 were $0.71 and $0.47, respectively.
As of December 31, 2020, the Company had approximately $2,246 of total unrecognized compensation cost related to non-vested stock-based compensation. That cost is expected to be recognized over a weighted-average period of 2.65 years.
The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Year ended December 31,
	2020	2019
Expected volatility	79%	70%
Expected dividends	—%	—%
Expected term (in years)	6.11	6.11
Risk free interest	0.62%-0.82%	1.65%-1.91%
During the years ended December 31, 2020 and 2019, the Company recorded stock-based compensation expenses for the employees as follows:

	Year ended December 31,
	2020	2019
Cost of goods sold	$11	$6
Research and development	121	77
Sales and marketing	196	200
General and administrative	92	43
Total	$420	$326
In connection with the options granted to service providers and non-employee consultants, during the years ended December 31, 2020 and 2019, the Company recorded stock compensation expenses in the amount of $162 and $52, respectively. The majority of these expenses were recorded in general and administrative expenses.